UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-371-3966

Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  November  6, 2001


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       9

Form 13F Information Table Value Total:      286,956,000


CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
						   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

BANK UNITED LITIGATION RIGHTS  CS               065416117      226   905900 SH       SOLE                   905900
ELAN CORP RTS                  RT                               45   321684 SH       SOLE                   321684
GEORGIA PACIFIC TIMBER GROUP   CS               373298702     9921   273915 SH       SOLE                   273915
HELLER FINANCIAL               CS               423328103    43577   825800 SH       SOLE                   825800
IBP INC.                       CS               449223106    19765   828463 SH       SOLE                   828463
LOUIS DREYFUS NATURAL GAS      CS               546011107    11666   299900 SH       SOLE                   299900
NISOURCE SAILS WI              CS               65473P600     2907  1371066 SH       SOLE                  1371066
SENSORMATIC ELEC               CS               817265101    34566  1465923 SH       SOLE                  1465923
TEXACO INC                     CS               881694103   164283  2527434 SH       SOLE                  2527434
						    286,956
